Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenue from contracts with customers
	For the Six Months Ended June 30,
	2021	2020
Insurance brokerage commissions	$295,343	$638,574
Securities brokerage commissions	1,178,062	565,517
Market making commissions and fees	1,069,656	2,717,614

Total revenue from contracts with customers	$2,543,061	$3,921,705

Hong Kong	$1,473,405	$1,204,091
Cayman Islands	1,069,656	2,717,614

	$2,543,061	$3,921,705